Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings [member]	Reserves [Member]	Attributable to owners of the Controlling Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2020	₩ 12,731,428	₩ 1,789,079	₩ 2,251,113	₩ 7,518,786	₩ (163,446)	₩ 11,395,532	₩ 1,335,896
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	1,333,544			1,186,182		1,186,182	147,362
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	701,612			(163,447)	700,588	537,141	164,471
Total comprehensive income (loss) for the year	2,035,156			1,022,735	700,588	1,723,323	311,833
Subsidiaries' dividends distributed to non-controlling interests	(4,083)						(4,083)
Ending Balance at Dec. 31, 2021	14,762,501	1,789,079	2,251,113	8,541,521	537,142	13,118,855	1,643,646
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(3,195,585)			(3,071,565)		(3,071,565)	(124,020)
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	40,947			122,393	(57,514)	64,879	(23,932)
Total comprehensive income (loss) for the year	(3,154,638)			(2,949,172)	(57,514)	(3,006,686)	(147,952)
Subsidiaries' dividends distributed to non-controlling interests	(56,056)						(56,056)
Dividends to equity holders	(232,580)			(232,580)		(232,580)
Ending Balance at Dec. 31, 2022	11,319,227	1,789,079	2,251,113	5,359,769	479,628	9,879,589	1,439,638
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(2,576,729)			(2,733,742)		(2,733,742)	157,013
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	70,306			49,987	36,348	86,335	(16,029)
Total comprehensive income (loss) for the year	(2,506,423)			(2,683,755)	36,348	(2,647,407)	140,984
Subsidiaries' dividends distributed to non-controlling interests	(42,260)						(42,260)
Ending Balance at Dec. 31, 2023	₩ 8,770,544	₩ 1,789,079	₩ 2,251,113	₩ 2,676,014	₩ 515,976	₩ 7,232,182	₩ 1,538,362